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                          WARBURG PINCUS ADVISOR FUNDS

                         SUPPLEMENT TO THE PROSPECTUSES

     The following information supersedes certain information in the prospectuses in the section entitled "Shareholder Servicing":

     In addition to the 12b-1 fees payable by the Fund, Warburg or Counsellors Securities may pay Service Organizations a fee of up to .10% (the "Service Fee") of the average annual value of accounts with the Fund maintained by such Service Organizations for services provided or expenses incurred by the Service Organization that are not covered by an Agreement under the Fund's Distribution Plan. A portion of the Service Fee paid may be reimbursed by the Fund. The Service Fee payable to any particular Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization.

Dated: July 6, 1998                                                      16-0798
                                                                             for
                                                                           ADBAL
                                                                           ADBDF
                                                                           ADCAP
                                                                           ADEMG
                                                                           ADEMK
                                                                           ADGPV
                                                                           ADGRI
                                                                           ADIEQ
                                                                           ADJPG
                                                                           ADOTC
                                                                           ADPVC
                                                                           ADSCG
                                                                           ADSCV
                                                                           ADSTV

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